Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Financial Assets [Abstract]
Other Financial Assets
Other financial assets as of December 31, 2019 and 2020 are as follows:

		2019		2020
		Current	Non-current	Current	Non-current
		In millions of won
Loans	￦	64,111	725,755	78,806	762,555
Less: Allowance for doubtful accounts		(31)	(15,063)	(1)	(20,266)
Less: Present value discount		(847)	(35,218)	(842)	(30,090)
Long-term / short-term financial instruments		1,351,971	608,256	1,483,482	578,621

	￦	1,415,204	1,283,730	1,561,445	1,290,820

Loans and receivables
Loans as of December 31, 2019 and 2020 are as follows:

		2019
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	33,636	—	(847)	32,789
Loans for housing		17,113	—	—	17,113
Other loans		13,362	(31)	—	13,331

		64,111	(31)	(847)	63,233

		2019
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Long-term loans
Loans for tuition	￦	419,905	—	(35,197)	384,708
Loans for housing		199,454	—	—	199,454
Loans for related parties		89,132	(4,930)	—	84,202
Other loans		17,264	(10,133)	(21)	7,110

		725,755	(15,063)	(35,218)	675,474

	￦	789,866	(15,094)	(36,065)	738,707

		2020
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	33,864	—	(842)	33,022
Loans for housing		21,988	—	—	21,988
Fisheries loan		3,816	—	—	3,816
Other loans		19,138	(1)	—	19,137

		78,806	(1)	(842)	77,963

Long-term loans
Loans for tuition		420,274	(9,091)	(30,090)	381,093
Loans for housing		237,100	—	—	237,100
Loans for related parties		50,682	(1,047)	—	49,635
Other loans		54,499	(10,128)	—	44,371

		762,555	(20,266)	(30,090)	712,199

	￦	841,361	(20,267)	(30,932)	790,162

Changes in the allowance for doubtful accounts of loans and receivables
Changes in the allowance for doubtful accounts of loans for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018	2019	2020
		In millions of won
Beginning balance	￦	8,948	4,952	15,094
Bad debt expense		22	10,142	5,173
Other		(4,018)	—	—

Ending balance	￦	4,952	15,094	20,267

Long-term and short-term financial instruments
Long-term and short-term financial instruments as of December 31, 2019 and 2020 are as follows:

		2019		2020
		Current	Non-current	Current	Non-current
		In millions of won
Time deposits	￦	1,034,971	257,857	996,265	160,433
CP		40,000	—	—	—
CD		15,000	—	50,000	—
RP		40,000	—	203,008	—
Others		222,000	350,399	234,209	418,188

	￦	1,351,971	608,256	1,483,482	578,621